Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $)	May 27, 2012	May 29, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	$ 1,803,600,000	$ 1,407,300,000
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	1,800,000,000	1,410,000,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt	$ 1,990,000,000	$ 1,560,000,000